Restatements (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
		Dec. 20, 2013	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Pre-tax income and net income								$ 10,807,000
Stock issued during period, shares, acquisitions		3,000,000								3,000,000
Dilutive securities, effect on basic earnings per share, total			3,510,199	3,927,132	3,685,379	3,417,463	3,502,079	3,890,059
Proceeds from sale of investments					$ 417	$ 435	$ 1,913	$ 2,343	[1]
Restatement Adjustment [Member]
Dilutive securities, effect on basic earnings per share, total								500,000
Proceeds from sale of investments	[1]							$ 1,518

[1]	Cash flow from investing activities - Cash flows from the sale and purchase of investments were being netted within cash flow from investing activites amounting to $1,518. The Company is now presenting the sales and purchases of investments on a gross basis within cash flow from investing activites. This did not result in a change in total cash flow from investing activities in 2014.